Submission	Oct. 10, 2024
Submission [Line Items]
Central Index Key	0001524931
Registrant Name	Chuy's Holdings, Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES